Debt - mexico bank loan (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 17,971	€ 24,048
Mexico Bank Loan
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 400	€ 500
1-Month LIBOR | Mexico Bank Loan
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.35%